Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2025
Reportable Segments
Summary of financial information for the reportable segments
(Dollars in thousands)
	Banking
	Operations	CBRES	Other	Consolidated
As of and for the year ended December 31, 2025
Interest income	$83,589	-	29	83,618
Interest expense	23,642	-	959	24,601
Net interest income	59,947	-	(930)	59,017
Provision for credit losses	938	-	-	938
Noninterest income	17,296	-	-	17,296
Appraisal management fee income	-	13,684	-	13,684
Salaries and employee benefits	27,056	816	373	28,245
Occupancy	8,931	17	-	8,948
Appraisal management fee expense	-	10,884	-	10,884
Noninterest expense	13,979	849	304	15,132
Income tax expense (benefit)	6,102	255	(337)	6,020
Net income (loss)	$20,237	863	(1,270)	19,830
Total assets	$1,696,130	5,228	790	1,702,148
As of and for the year ended December 31, 2024
Interest income	$80,699	-	34	80,733
Interest expense	25,538	-	1,116	26,654
Net interest income	55,161	-	(1,082)	54,079
Provision for credit losses	(285)	-	-	(285)
Noninterest income	16,024	-	-	16,024
Appraisal management fee income	-	11,691	-	11,691
Salaries and employee benefits	27,037	766	406	28,209
Occupancy	8,683	3	-	8,686
Appraisal management fee expense	-	9,263	-	9,263
Noninterest expense	13,908	798	286	14,992
Income tax expense (benefit)	4,749	199	(372)	4,576
Net income (loss)	$17,093	662	(1,402)	16,353
Total assets	$1,647,020	4,340	602	1,651,962